Intangible assets - Intangible Assets with Finite Lives (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	$ 136,800,000
Intangible assets, ending balance	155,600,000	$ 136,800,000
Impairment loss on intangible assets	0	0
Intangible assets with finite lives
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	23,500,000
Intangible assets, ending balance	39,800,000	23,500,000
Intangible assets with finite lives | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	40,700,000	29,100,000
Additions	23,400,000	11,600,000
Business combination	2,200,000
Transfers	0	0
Intangible assets, ending balance	66,300,000	40,700,000
Intangible assets with finite lives | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(17,200,000)	(10,500,000)
Amortization	9,300,000	6,700,000
Intangible assets, ending balance	(26,500,000)	(17,200,000)
Intangible assets with finite lives | ERP software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	2,900,000
Intangible assets, ending balance	7,200,000	2,900,000
Intangible assets with finite lives | ERP software | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	4,300,000	4,300,000
Additions	3,200,000	0
Business combination	0
Transfers	5,300,000	0
Intangible assets, ending balance	12,800,000	4,300,000
Intangible assets with finite lives | ERP software | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(1,400,000)	(900,000)
Amortization	4,200,000	500,000
Intangible assets, ending balance	5,600,000	(1,400,000)
Intangible assets with finite lives | Computer software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	7,400,000
Intangible assets, ending balance	6,800,000	7,400,000
Intangible assets with finite lives | Computer software | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	11,800,000	9,400,000
Additions	1,100,000	2,000,000
Business combination	0
Transfers	1,000,000	400,000
Intangible assets, ending balance	13,900,000	11,800,000
Intangible assets with finite lives | Computer software | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(4,400,000)	(2,300,000)
Amortization	2,700,000	2,100,000
Intangible assets, ending balance	7,100,000	(4,400,000)
Intangible assets with finite lives | Lease rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	5,700,000
Intangible assets, ending balance	5,500,000	5,700,000
Intangible assets with finite lives | Lease rights | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	6,200,000	3,300,000
Additions	500,000	2,900,000
Business combination	0
Transfers	0	0
Intangible assets, ending balance	6,700,000	6,200,000
Intangible assets with finite lives | Lease rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(500,000)	0
Amortization	700,000	500,000
Intangible assets, ending balance	1,200,000	(500,000)
Intangible assets with finite lives | Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,700,000
Intangible assets, ending balance	5,100,000	1,700,000
Intangible assets with finite lives | Intellectual property | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	3,900,000	800,000
Additions	0	0
Business combination	2,200,000
Transfers	2,900,000	3,100,000
Intangible assets, ending balance	9,000,000	3,900,000
Intangible assets with finite lives | Intellectual property | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(2,200,000)	(100,000)
Amortization	1,700,000	2,100,000
Intangible assets, ending balance	3,900,000	(2,200,000)
Intangible assets with finite lives | In progress
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	5,800,000
Intangible assets, ending balance	15,200,000	5,800,000
Intangible assets with finite lives | In progress | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	5,800,000	2,600,000
Additions	18,600,000	6,700,000
Business combination	0
Transfers	(9,200,000)	(3,500,000)
Intangible assets, ending balance	15,200,000	5,800,000
Intangible assets with finite lives | In progress | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	0	0
Amortization	0	0
Intangible assets, ending balance	0	0
Intangible assets with finite lives | Customer lists
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	0
Intangible assets, ending balance	0	0
Intangible assets with finite lives | Customer lists | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	8,700,000	8,700,000
Additions	0	0
Business combination	0
Transfers	0	0
Intangible assets, ending balance	8,700,000	8,700,000
Intangible assets with finite lives | Customer lists | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(8,700,000)	(7,200,000)
Amortization	0	1,500,000
Intangible assets, ending balance	$ 8,700,000	$ (8,700,000)